Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000236197
Shareholder Report [Line Items]
Fund Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Class Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Trading Symbol	IRVH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Interest Rate Volatility & Inflation Hedge ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/irvh/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/irvh/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Volatility & Inflation Hedge ETF	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45% [1]
AssetsNet	$ 1,375,750
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,170
InvestmentCompanyPortfolioTurnover	1.92%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	1.3%
U.S. Treasury Obligations	98.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds, 0.13%, 07/15/2030	6.7%
U.S. Treasury Inflation Indexed Bonds, 1.25%, 04/15/2028	5.6%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 01/15/2035	5.4%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/2034	5.0%
U.S. Treasury Inflation Indexed Bonds, 1.63%, 04/15/2030	4.5%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/2035	4.5%
U.S. Treasury Inflation Indexed Bonds, 1.38%, 07/15/2033	4.2%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 01/15/2029	3.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	3.9%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 01/15/2033	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/irvh/

[1]	Annualized.